Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net profit/(loss)	¥ (107,717)	$ (16,904)	¥ (18,292)	¥ 14,968
Adjustments to reconcile net profit/(loss) to net cash provided by operating activities:
Allowance for doubtful account	1,445	227	1,218	626
Depreciation and amortization	7,424	1,165	5,108	3,779
Unrealized exchange (income)/ loss	59	9	9	(362)
Share-based compensation expense	11,355	1,782	35,880	94,958
Interest expense	3,206	503	1,157	190
Investment (income)/loss	5,328	836	(137)	(718)
Share of loss/(income) of equity method investee	(2,660)	(417)	(239)	180
Deferred income tax	0		(466)	20
Amortization of right-of-use assets	32,941	5,169	8,408
Amortization of Directors and Officers Liability Insurance premium	7,798	1,224	6,127
Loss on disposal of Property, plant and equipment	(194)	(30)	44
Adjustments to reconcile net profit/(loss) to net cash provided by operating activities:	(41,015)	(6,436)	38,817	113,641
Changes in operating assets and liabilities:
Increase in account receivables	(545,678)	(85,629)	(52,824)	(74,508)
Decrease in insurance premium receivables	757	119	355	6,814
Increase in prepaid expense and other receivables	(40,020)	(6,280)	(30,755)	(6,860)
Decrease in amounts due from related parties	123	19	29	10,266
Increase/(decrease) in amounts due to related party	11,875	1,863	(465)	465
Decrease/(increase) in other assets				(10,332)
Increase in accounts payable	452,550	71,015	103,091	52,163
Increase/(decrease) in insurance premium payables	(63,200)	(9,917)	61,632	11,140
Decrease/(increase) in contract assets	216	34	(216)
Increase in payroll and welfare payable	25,578	4,014	24,082	12,143
Increase in tax payable			2,234	37
Increase in other payables and accrued expenses	29,860	4,686	2,577	3,055
Decrease in operating lease liabilities	(14,199)	(2,228)	(10,891)
Increase in contract liabilities	7,236	1,135
Net cash provided by/(used in) operating activities	(175,917)	(27,605)	137,666	118,024
Cash flows from investing activities:
Purchase of long-term investment	(33,614)	(5,275)	(22,450)	(2,000)
Purchase of property, equipment and intangible assets	(38,061)	(5,973)	(8,196)	(6,035)
Proceeds from disposal of property, equipment and intangible assets	980	154		60
Proceeds from disposal of investments	3,820	599
Acquisition of subsidiary, net of cash acquired	(14,292)	(2,243)	(569)
Others	241	38	137	1,048
Net cash used in investing activities	(80,926)	(12,700)	(31,078)	(6,927)
Cash flows from financing activities:
Proceeds from borrowings	184,000	28,874	105,400	30,000
Repayments of borrowings	(40,503)	(6,356)	(61,266)	(35,285)
Repayments of convertible bonds				(8,794)
Proceeds from IPO, net of issuance costs			340,479
Repurchase of Class A common shares	(3,003)	(471)	(2,063)
Proceeds from exercise of share options	497	78	503
Net cash (used in)/provided by financing activities	141,891	22,266	383,053	(14,079)
Effect of exchange rate changes on cash and cash equivalents	(5,012)	(786)	(10,020)	38
Net increase/(decrease) in cash and cash equivalents and restricted cash	(119,964)	(18,825)	479,621	97,056
Total cash and cash equivalents and restricted cash at beginning of year	728,948	114,388	249,327	152,271
Total cash and cash equivalents and restricted cash at end of year	608,984	95,563	728,948	249,327
Supplemental disclosure of cash flow information
Cash paid for interest	(7,813)	(1,226)	(4,386)	(2,094)
Cash paid for income tax
Supplemental disclosure of non-cash investing and financing activities
Accretion on redeemable preferred shares to redemption value			(4,274)	¥ (32,854)
Supplemental disclosure of non-cash operating activities
Operating lease assets obtained in exchange for operating lease liabilities	13,400	2,103	¥ 270,256
Subsidiaries [Member]
Cash flows from financing activities:
Cash received by subsidiaries from minority shareholders	¥ 900	$ 141